Leases (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
LEASES [Abstract]
2014	$ 190,896
2015	161,767
2016	138,128
2017	134,662
2018	126,303
2019 and thereafter	369,381
Total	$ 1,121,137